CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 15,842	$ 792,416
Prepaid expenses	172,722	343,839
Total Current Assets	188,564	1,136,255
Cash and marketable securities held in Trust Account	230,152,372	230,091,362
TOTAL ASSETS	230,340,936	231,227,617
Current liabilities
Current liabilities - accounts payable and accrued expenses	4,375,918	859,811
Promissory note - related party	309,210
Total current liabilities	4,685,128	859,811
Warrant liability	11,055,764	25,489,000
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	23,790,892	34,398,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares issued and outstanding at redemption value of $10.00 per share at September 30, 2021 and December 31, 2020	230,000,000	230,000,000
Shareholders' Deficit
Accumulated deficit	(23,450,531)	(33,171,769)
Total Shareholders' Deficit	(23,449,956)	(33,171,194)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	230,340,936	231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575	$ 575